Property, Plant and Equipment - Activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Capitalized interests	€ 25,184	€ 18,636	€ 16,606
Losses on disposals of property, plant and equipment	€ 6,817	€ 2,720